Risk Management Policy - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) GWh	Dec. 31, 2019 USD ($)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	$ 1,506,993	$ 1,938,997
Value at risk confidence level	95.00%
Potential quarterly variations in fair value of portfolio	5.00%
Quarterly amount of value at risk	$ 407,000
Liquidity Risk [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	$ 1,506,993	1,938,997
Long term lines of credit available		$ 706,000
Futures contract [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Energy futures purchase contracts settled | GWh	5.28